Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 — INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	December 31,	December
	2024	2023
ERP-Zhituo software	29,622	30,527
Less: accumulated amortization	(17,773)	(15,264)
Intangible assets, net	$11,849	$15,263

As of December 31, 2024, 2023, and 2022, the Company amortized approximately $3,005, $3,230, and $12,853 of intangible assets respectively, leaving a balance of $11,849, $15,263, and $18,810 approximately, respectively.